Other Equity Matters - Narrative (Details) $ / shares in Units, $ in Millions		9 Months Ended
	Jan. 12, 2026 USD ($)	Sep. 30, 2026 USD ($) qtr director $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, redemption period		5 years
Preferred stock vote trigger periods | qtr		6
Preferred stock number of additional directors | director		2
Preferred stock, redemption price per share (in dollars per share) | $ / shares		$ 25.00
Preferred Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative dividends		$ 3.2
Series G
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received on transaction	$ 168.9
Payments for repurchase of preferred stock and preference stock	$ 6.1